Financial risk management - Maturity Analysis (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		€ 3,747.8		€ 3,497.5
Senior USD Debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%	1.00%
Repayments of non-current borrowings	$ 6.2	€ 5.3	$ 6.9	6.7
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		119.9		126.3
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		918.4		139.0
2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		95.3		1,466.2
2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		93.0		828.1
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		1,656.5		28.8
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		864.7		909.1
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		2,208.0		2,145.9
Borrowings-principal | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		5.3		6.7
Borrowings-principal | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		805.3		6.7
Borrowings-principal | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		5.3		1,359.9
Borrowings-principal | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		5.3		765.9
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		1,381.5		0.0
Borrowings-principal | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		5.3		6.7
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		607.6		447.9
Borrowings-interest | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		93.5		96.7
Borrowings-interest | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		96.4		97.0
Borrowings-interest | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		78.3		95.8
Borrowings-interest | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		80.1		53.6
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		165.1		0.0
Borrowings-interest | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		94.2		104.8
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		107.5		115.9
Lease Liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		20.6		23.4
Lease Liabilities | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		14.3		15.9
Lease Liabilities | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		10.5		10.5
Lease Liabilities | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7.4		8.6
Lease Liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		25.9		28.8
Lease Liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		28.8		28.7
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		749.5		773.5
Trade and other payables excluding non-financial liabilities | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Trade and other payables excluding non-financial liabilities | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Trade and other payables excluding non-financial liabilities | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Trade and other payables excluding non-financial liabilities | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Trade and other payables excluding non-financial liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		749.5		773.5
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(862.8)		(988.2)
Sell | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(273.2)		(324.9)
Sell | Foreign exchange forward contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Sell | Foreign exchange forward contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Sell | Foreign exchange forward contract | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Sell | Foreign exchange forward contract | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(589.6)		(663.3)
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				801.5
Sell | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				45.3
Sell | Cross currency interest rate swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				710.5
Sell | Cross currency interest rate swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				0.0
Sell | Cross currency interest rate swap | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				0.0
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				0.0
Sell | Cross currency interest rate swap | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				45.7
Sell | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		844.9
Sell | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		38.9
Sell | Foreign exchange swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		38.7
Sell | Foreign exchange swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		38.2
Sell | Foreign exchange swap | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		37.9
Sell | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		652.0
Sell | Foreign exchange swap | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		39.2
Sell | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		49.0		23.4
Sell | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7.0		7.8
Sell | Interest rate swap contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7.0		7.8
Sell | Interest rate swap contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7.0		0.0
Sell | Interest rate swap contract | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7.0		0.0
Sell | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		14.0		0.0
Sell | Interest rate swap contract | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7.0		7.8
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		844.7		992.9
Pay | Foreign exchange forward contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		270.2		327.9
Pay | Foreign exchange forward contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Pay | Foreign exchange forward contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Pay | Foreign exchange forward contract | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0		0.0
Pay | Foreign exchange forward contract | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		574.5		665.0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				(794.6)
Pay | Cross currency interest rate swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				(49.9)
Pay | Cross currency interest rate swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				(692.1)
Pay | Cross currency interest rate swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				0.0
Pay | Cross currency interest rate swap | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				0.0
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				0.0
Pay | Cross currency interest rate swap | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows				(52.6)
Pay | Foreign exchange swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(753.0)
Pay | Foreign exchange swap | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(36.1)
Pay | Foreign exchange swap | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(36.7)
Pay | Foreign exchange swap | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(37.1)
Pay | Foreign exchange swap | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(37.6)
Pay | Foreign exchange swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(567.4)
Pay | Foreign exchange swap | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(38.1)
Pay | Interest rate swap contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(47.6)		(20.7)
Pay | Interest rate swap contract | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(6.3)		(6.7)
Pay | Interest rate swap contract | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(6.6)		(6.8)
Pay | Interest rate swap contract | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(6.9)		0.0
Pay | Interest rate swap contract | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(7.1)		0.0
Pay | Interest rate swap contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(14.6)		0.0
Pay | Interest rate swap contract | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		€ (6.1)		€ (7.2)